Revenue, operating profit and segment analysis - Additional information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) segment	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of operating segments
Number of operating segments | segment	4
Aggregate amount of transaction price for performance obligations not yet delivered	£ 100	£ 95
Revenue recognition period	6 years
Depreciation and other amortisation, excluding exceptional			£ 491
Gain on the revaluation of a put and call option arrangement		27
Exceptional costs			183
Share of post-tax results of joint ventures	£ 19	29	15
Exhibitions
Disclosure of operating segments
Depreciation and other amortisation, exceptional			38
Exceptional costs			183
Exceptional cash costs			135
Exceptional cash costs paid during the period	25	52	51
Share of post-tax results of joint ventures	10	19	10
Legal
Disclosure of operating segments
Share of post-tax results of joint ventures	7	6	4
Risk
Disclosure of operating segments
Share of post-tax results of joint ventures	£ 2	£ 4	£ 1